Income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of income and social contribution taxes expenses and accounting profit or loss [Abstract]
Loss before income and social contribution taxes	R$ (22,368)	R$ (273,905)
Statutory rate	34.00%	34.00%
Income and social contribution taxes at the statutory rate	R$ 7,605	R$ 93,128
Tax effect on [Abstract]
Share of profit of an associate	(197)	795
Permanent differences - non-deductible expenses	(1,896)	(23,800)
Permanent differences - tax benefit of goodwill	22,091	6,246
Permanent differences - taxable profit computed as a percentage of gross revenue	4,460	1,403
Temporary differences - deferred tax of revenues from government entities	13,144	6,985
Temporary differences - non-recognized	(21,140)	31,045
Incentive reserve	34	48
Tax loss for the year not recognized	(49,599)	(108,687)
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS "COPA" (see Note 14).	(87,829)	370,116
Others	2,410	0
Total	(110,917)	377,279
Current income and social contribution taxes	(26,390)	(4,279)
Deferred income and social contribution taxes	R$ (84,527)	R$ 381,558
Effective income tax rate	496.00%	138.00%